Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2015
Financial Highlights for Limited Partner Class

Charter Aspect

	2015	2014	2013

Net realized and unrealized gains (losses)	$2.69	$5.83	$(0.27)
Net investment loss	(1.29)	(1.01)	(1.29)

Increase (decrease) for the year	1.40	4.82	(1.56)
Net asset value per Unit, beginning of year	21.09	16.27	17.83

Net asset value per Unit, end of year	$22.49	$21.09	$16.27

Ratio to average net assets:
Net investment loss (1)	(6.0)%	(6.2)%	(7.7)%

Operating expenses before incentive fees	5.5%	6.2%	7.7%
Incentive fees	0.5	-	-

Operating expenses after incentive fees	6.0%	6.2%	7.7%

Total return:
Total return before incentive fees	7.1%	29.6%	(8.7)%
Incentive fees	(0.5)	-	-

Total return after incentive fees	6.6%	29.6%	(8.7)%

(1)	Interest income less total expenses

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Financial Highlights for Limited Partner Class

Charter Campbell

	2015	2014	2013

Net realized and unrealized gains (losses)	$0.07	$2.85	$1.69
Net investment loss	(0.71)	(0.67)	(0.84)

Increase (decrease) for the year	(0.64)	2.18	0.85
Net asset value per Unit, beginning of year	12.72	10.54	9.69

Net asset value per Unit, end of year	$12.08	$12.72	$10.54

Ratio to average net assets:
Net investment loss (1)	(5.6)%	(6.5)%	(8.1)%

Operating expenses before incentive fees	5.6%	6.6%	8.1%
Incentive fees	-	-	-

Operating expenses after incentive fees	5.6%	6.6%	8.1%

Total return:
Total return before incentive fees	(5.0)%	20.7%	8.8%
Incentive fees	-	-	-

Total return after incentive fees	(5.0)%	20.7%	8.8%

(1)	Interest income less total expenses

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Financial Highlights for Limited Partner Class

Charter WNT

	2015	2014	2013

Net realized and unrealized gains (losses)	$0.71	$3.42	$1.72
Net investment loss	(1.05)	(1.10)	(0.87)

Increase (decrease) for the year	(0.34)	2.32	0.85
Net asset value per Unit, beginning of year	14.54	12.22	11.37

Net asset value per Unit, end of year	$14.20	$14.54	$12.22

Ratio to average net assets:
Net investment loss (1)	(7.2)%	(8.7)%	(7.5)%

Operating expenses before incentive fees	5.5%	6.2%	7.6%
Incentive fees	1.7	2.5	-

Operating expenses after incentive fees	7.2%	8.7%	7.6%

Total return:
Total return before incentive fees	(0.6)%	21.6%	7.5%
Incentive fees	(1.7)	(2.6)	-

Total return after incentive fees	(2.3)%	19.0%	7.5%

(1)	Interest income less total expenses